MICHAEL J. FOX FOUNDATION GRANT (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Notes to Financial Statements
Revenues					$ 223,588	$ 415,996	$ 415,996
Maximum reimbursement of expenses					370,716
Monies received from Michael J. Fox Foundation for Parkinsons Research					$ 178,308